SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Consolidated equity accounted income (loss)			$ 2,451	$ (79)
Non-FFO items from equity accounted investments			1,355	3,170
FFO from equity accounted investments	$ 3,806	$ 3,091	$ 3,806	$ 3,091